UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08518

Gabelli Gold Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Gabelli Gold Fund, Inc.

Class AAA - GOLDX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$92	1.45%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000
6/16	16,644	10,399	15,464	15,664
6/17	13,826	12,260	12,793	12,448
6/18	12,625	14,022	13,007	12,635
6/19	14,205	15,483	13,536	14,526
6/20	21,195	16,646	20,880	20,752
6/21	19,920	23,436	23,108	19,188
6/22	16,360	20,947	18,507	15,613
6/23	17,690	25,051	20,410	17,024
6/24	19,737	31,203	23,774	19,420
6/25	33,099	35,934	36,022	29,691

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	55.38%	67.70%	9.32%	12.72%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

Fund Statistics

  Total Net Assets$489,098,168
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$2,082,309

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Gabelli Gold Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GOLDX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOLDX-25-SATSR

Gabelli Gold Fund, Inc.

Class C - GLDCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$139	2.20%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class C	Gabelli Gold Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	16,508	16,408	10,399	15,464	15,664
6/17	13,614	13,397	12,260	12,793	12,448
6/18	12,348	12,029	14,022	13,007	12,635
6/19	13,772	13,297	15,483	13,536	14,526
6/20	20,404	19,567	16,646	20,880	20,752
6/21	19,040	18,063	23,436	23,108	19,188
6/22	15,513	14,570	20,947	18,507	15,613
6/23	16,649	15,491	25,051	20,410	17,024
6/24	18,449	17,011	31,203	23,774	19,420
6/25	30,694	28,132	35,934	36,022	29,691

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	54.77%	66.37%	8.51%	11.87%
Gabelli Gold Fund, Inc. - Class C (includes sales charge)	53.77%	65.37%	8.51%	11.87%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

Fund Statistics

  Total Net Assets$489,098,168
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$2,082,309

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Gabelli Gold Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class C - GLDCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLDCX-25-SATSR

Gabelli Gold Fund, Inc.

Class I - GLDIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$76	1.20%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000
6/16	16,683	10,399	15,464	15,664
6/17	13,899	12,260	12,793	12,448
6/18	12,730	14,022	13,007	12,635
6/19	14,349	15,483	13,536	14,526
6/20	21,472	16,646	20,880	20,752
6/21	20,225	23,436	23,108	19,188
6/22	16,653	20,947	18,507	15,613
6/23	18,047	25,051	20,410	17,024
6/24	20,193	31,203	23,774	19,420
6/25	33,934	35,934	36,022	29,691

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	55.51%	68.05%	9.59%	13.00%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

Fund Statistics

  Total Net Assets$489,098,168
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$2,082,309

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Gabelli Gold Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class I - GLDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLDIX-25-SATSR

Gabelli Gold Fund, Inc.

Class A - GLDAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Gold Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 80% of its net assets in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion. In selecting investments for the Fund, Gabelli Funds, LLC (the Adviser), focuses on stocks that are undervalued, but appear to have favorable prospects for growth. Factors considered include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$92	1.45%

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Gabelli Gold Fund, Inc. - Class A	Gabelli Gold Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	16,635	15,678	10,399	15,464	15,664
6/17	13,822	12,277	12,260	12,793	12,448
6/18	12,623	10,567	14,022	13,007	12,635
6/19	14,198	11,203	15,483	13,536	14,526
6/20	21,198	15,765	16,646	20,880	20,752
6/21	19,922	13,963	23,436	23,108	19,188
6/22	16,358	10,806	20,947	18,507	15,613
6/23	17,685	11,011	25,051	20,410	17,024
6/24	19,739	11,583	31,203	23,774	19,420
6/25	33,088	18,300	35,934	36,022	29,691

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	55.40%	67.63%	9.31%	12.71%
Gabelli Gold Fund, Inc. - Class A (includes sales charge)	46.46%	57.99%	8.03%	12.05%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

Fund Statistics

  Total Net Assets$489,098,168
  Number of Portfolio Holdings54
  Portfolio Turnover Rate16%
  Management Fees$2,082,309

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Gabelli Gold Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class A - GLDAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLDAX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Gold Fund, Inc.

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Caesar M. P. Bryan Portfolio Manager	Christopher Mancini Co-Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of the Gabelli Gold Fund, Inc. was 55.4% compared with a total return of 51.0% for the Philadelphia Gold & Silver Index (XAU) and 52.5% for the NYSE Arca Gold Miners Index (GDM). Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

Gabelli Gold Fund, Inc.

North America	72.1%
Asia/Pacific Rim	19.8%
Europe	7.3%
South Africa	1.1%
Other Assets and Liabilities (Net)	(0.3)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Gold Fund, Inc.

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	Metals and Mining — 99.6%
	Asia/Pacific Rim — 19.8%
717,308	Adriatic Metals plc, CDI†	$2,102,383	$2,681,507
327,117	Anglogold Ashanti plc	9,061,763	14,906,722
5,000,000	Bellevue Gold Ltd.†	4,024,899	2,961,675
2,000,000	Evolution Mining Ltd.	5,728,150	10,253,977
2,966,586	Northern Star Resources Ltd.	17,561,734	36,218,107
3,745,000	Perseus Mining Ltd., Australia	1,467,688	8,380,224
9,605,264	Predictive Discovery Ltd.†	1,323,438	2,433,856
1,900,000	Ramelius Resources Ltd.	3,376,273	3,151,222
1,537,500	Tolu Minerals Ltd.†	804,119	880,358
4,997,520	Westgold Resources Ltd.†	9,265,726	9,395,007
3,071,042	Westgold Resources Ltd.	3,644,213	5,800,862
		58,360,386	97,063,517
	Europe — 7.3%
726,960	Endeavour Mining plc	12,281,743	22,416,046
400,000	Fresnillo plc	4,827,948	7,906,464
1,500,000	Hochschild Mining plc	4,078,881	5,262,740
		21,188,572	35,585,250
	North America — 71.4%
42,204	Agnico Eagle Mines Ltd., New York	1,973,632	5,019,322
235,859	Agnico Eagle Mines Ltd., Toronto	8,094,192	28,100,433
2,675	Alamos Gold Inc., New York, Cl. A	15,631	71,048
775,250	Alamos Gold Inc., Toronto, Cl. A	3,161,735	20,620,198
9,250,000	Americas Gold & Silver Corp.†	5,632,721	7,472,003
375,000	Aris Mining Corp.†	1,871,080	2,525,243
910,000	Artemis Gold Inc.†	4,145,442	16,552,745
175,000	Aya Gold & Silver Inc.†	1,347,199	1,574,261
465,275	Barrick Mining Corp.	703,226	9,687,025
175,000	Collective Mining Ltd.†	576,544	1,914,815
126,479	Contango ORE Inc.†	2,333,996	2,463,811
1,850,000	Discovery Silver Corp.†	2,357,368	4,048,467
755,000	Dundee Precious Metals Inc.	4,259,671	12,131,008
625,000	Eldorado Gold Corp.†	6,186,520	12,712,500
750,000	Equinox Gold Corp.†	4,780,325	4,312,500
717,500	Equinox Gold Corp., Toronto†	3,886,062	4,141,399
88,200	Franco-Nevada Corp.	2,602,748	14,480,539
668,125	G Mining Ventures Corp.†	5,033,419	8,723,527
1,200,000	IAMGOLD Corp.†	7,874,590	8,820,000
1,390,000	K92 Mining Inc.†	3,526,903	15,678,649
2,025,000	Kinross Gold Corp.	10,800,920	31,650,750
Shares		Cost	Market Value
373,000	Lundin Gold Inc.	$3,190,747	$19,694,290
1,550,000	Montage Gold Corp.†	2,950,310	5,133,468
687,748	Newmont Corp.	25,023,488	40,068,198
516,667	OceanaGold Corp.	4,521,062	7,292,332
500,000	Orla Mining Ltd.†	3,120,400	5,010,000
250,000	Pan American Silver Corp.	4,991,974	7,100,000
1,650,000	Probe Gold Inc.†	2,027,658	2,605,104
59,000	Royal Gold Inc.	7,015,593	10,492,560
250,000	Sandstorm Gold Ltd.	2,365,250	2,350,000
100,000	Southern Cross Gold Consolidated Ltd.†	252,779	471,452
895,833	Victoria Gold Corp.†(a)	6,132,245	0
636,000	Wesdome Gold Mines Ltd.†	791,537	8,859,864
1,800,000	Western Copper & Gold Corp.†	2,429,838	2,207,454
280,000	Wheaton Precious Metals Corp.	5,384,043	25,144,000
		151,360,848	349,128,965
	South Africa — 1.1%
220,000	Gold Fields Ltd., ADR	2,619,376	5,207,400

	TOTAL COMMON STOCKS	233,529,182	486,985,132

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
	North America — 0.0%
15,000	Contango ORE Inc., expire 05/09/26†	0	44,317
24,999	Osisko Development Corp., expire 03/02/27†	0	10
	TOTAL WARRANTS	0	44,327

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$3,698,000	U.S. Treasury Bills, 4.243% to 4.259%††, 09/18/25 to 09/25/25	3,661,155	3,661,282

	TOTAL INVESTMENTS — 100.3%	$237,190,337	490,690,741

	Other Assets and Liabilities (Net) — (0.3)%		(1,592,573)

	NET ASSETS — 100.0%		$489,098,168

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $237,190,337)	$490,690,741
Cash	78,248
Receivable for investments sold	717,563
Receivable for Fund shares sold	557,330
Prepaid expenses	16,332
Total Assets	492,060,214
Liabilities:
Foreign currency overdraft, at value (cost $82,915)	83,165
Payable for investments purchased	1,993,308
Payable for Fund shares redeemed	219,847
Payable for investment advisory fees	410,454
Payable for distribution fees	56,510
Payable for accounting fees	7,500
Other accrued expenses	191,262
Total Liabilities	2,962,046
Net Assets
(applicable to 15,445,726 shares outstanding)	$489,098,168

Net Assets Consist of:
Paid-in capital	$239,533,118
Total distributable earnings	249,565,050
Net Assets	$489,098,168

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($164,546,816 ÷ 5,250,292 shares outstanding; 375,000,000 shares authorized)	$31.34
Class A:
Net Asset Value and redemption price per share ($30,969,319 ÷ 986,485 shares outstanding; 250,000,000 shares authorized)	$31.39
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$33.31
Class C:
Net Asset Value and offering price per share ($17,900,904 ÷ 637,935 shares outstanding; 125,000,000 shares authorized)	$28.06	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($275,681,129 ÷ 8,571,014 shares outstanding; 125,000,000 shares authorized)	$32.16

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $294,056)	$2,992,938
Interest	18,238
Total Investment Income	3,011,176
Expenses:
Investment advisory fees	2,082,309
Distribution fees - Class AAA	174,774
Distribution fees - Class A	32,508
Distribution fees - Class C	76,298
Shareholder services fees	122,876
Shareholder communications expenses	74,656
Custodian fees	44,830
Directors' fees	44,500
Legal and audit fees	40,770
Registration expenses	32,746
Accounting fees	22,500
Interest expense	43
Miscellaneous expenses	33,182
Total Expenses	2,781,992
Less:
Expenses paid indirectly by broker (See Note 6)	(3,151)
Net Expenses	2,778,841
Net Investment Income	232,335

Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	36,868,813
Net realized gain on forward foreign exchange contracts	1,398
Net realized loss on foreign currency transactions	(7,310)
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	36,862,901
Net change in unrealized appreciation/depreciation:
on investments	138,988,276
on foreign currency translations	(65,545)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	138,922,731
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	175,785,632
Net Increase in Net Assets Resulting from Operations	$176,017,967

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$232,335	$115,313
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	36,862,901	36,151,741
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	138,922,731	6,004,997
Net Increase in Net Assets Resulting from Operations	176,017,967	42,272,051

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,107,186)
Class A	—	(388,410)
Class C	—	(171,605)
Class I	—	(3,943,365)
	—	(6,610,566)
Return of capital
Class AAA	—	(87,145)
Class A	—	(15,899)
Class C	—	(10,767)
Class I	—	(143,709)
	—	(257,520)
Total Distributions to Shareholders	—	(6,868,086)

Capital Share Transactions:
Class AAA	419,971	(21,743,493)
Class A	534,943	(2,086,674)
Class C	(238,247)	(2,547,051)
Class I	(2,630,070)	(23,582,600)
Net Decrease in Net Assets from Capital Share Transactions	(1,913,403)	(49,959,818)

Redemption Fees	33,563	8,756

Net Increase/(Decrease) in Net Assets	174,138,127	(14,547,097)

Net Assets:
Beginning of year	314,960,041	329,507,138
End of period	$489,098,168	$314,960,041

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$20.17	$(0.00	)(b)	$11.17	$11.17	$—	$—	$—	$0.00	$31.34	55.38%	$164,547	(0.01	)%(e)	1.45	%(e)(f)	16%
2024	17.92	(0.01)		2.69	2.68	(0.41)	(0.02)	(0.43)	0.00	20.17	14.92	105,418	(0.07)		1.44	(f)	16
2023	16.80	0.05		1.27	1.32	(0.15)	(0.05)	(0.20)	0.00	17.92	7.84	113,158	0.31		1.55	(f)	14
2022	18.88	0.04		(2.12)	(2.08)	—	—	—	0.00	16.80	(11.02)	111,688	0.22		1.51		13
2021	20.74	0.03	(g)	(1.89)	(1.86)	—	—	—	0.00	18.88	(8.97)	139,019	0.16	(g)	1.49		14
2020	16.70	(0.12)		4.51	4.39	(0.35)	—	(0.35)	0.00	20.74	26.31	167,770	(0.59)		1.48		9
Class A
2025(d)	$20.20	$(0.00	)(b)	$11.19	$11.19	$—	$—	$—	$0.00	$31.39	55.40%	$30,969	(0.01	)%(e)	1.45	%(e)(f)	16%
2024	17.95	(0.01)		2.69	2.68	(0.41)	(0.02)	(0.43)	0.00	20.20	14.91	19,463	(0.07)		1.44	(f)	16
2023	16.83	0.05		1.27	1.32	(0.15)	(0.05)	(0.20)	0.00	17.95	7.83	19,126	0.31		1.55	(f)	14
2022	18.92	0.04		(2.13)	(2.09)	—	—	—	0.00	16.83	(11.05)	19,026	0.22		1.51		13
2021	20.78	0.03	(g)	(1.90)	(1.87)	—	—	—	0.00	18.92	(8.95)	21,519	0.16	(g)	1.49		14
2020	16.73	(0.12)		4.53	4.41	(0.36)	—	(0.36)	0.00	20.78	26.36	23,065	(0.58)		1.48		9
Class C
2025(d)	$18.13	$(0.09)		$10.02	$9.93	$—	$—	$—	$0.00	$28.06	54.77%	$17,901	(0.76	)%(e)	2.20	%(e)(f)	16%
2024	16.14	(0.14)		2.42	2.28	(0.28)	(0.01)	(0.29)	0.00	18.13	14.09	11,749	(0.81)		2.19	(f)	16
2023	15.15	(0.07)		1.14	1.07	(0.03)	(0.05)	(0.08)	0.00	16.14	7.03	12,838	(0.45)		2.30	(f)	14
2022	17.15	(0.08)		(1.92)	(2.00)	—	—	—	0.00	15.15	(11.66)	13,430	(0.53)		2.26		13
2021	18.99	(0.10	)(g)	(1.73)	(1.83)	—	—	—	0.00	17.15	(9.69)	16,929	(0.58	)(g)	2.24		14
2020	15.34	(0.25)		4.14	3.89	(0.24)	—	(0.24)	0.00	18.99	25.40	21,862	(1.33)		2.23		9
Class I
2025(d)	$20.68	$0.03		$11.45	$11.48	$—	$—	$—	$0.00	$32.16	55.51%	$275,681	0.25	%(e)	1.20	%(e)(f)	16%
2024	18.36	0.04		2.76	2.80	(0.46)	(0.02)	(0.48)	0.00	20.68	15.24	178,330	0.17		1.19	(f)	16
2023	17.21	0.10		1.30	1.40	(0.20)	(0.05)	(0.25)	0.00	18.36	8.09	184,385	0.57		1.30	(f)	14
2022	19.29	0.08		(2.16)	(2.08)	—	—	—	0.00	17.21	(10.78)	162,021	0.46		1.26		13
2021	21.14	0.08	(g)	(1.93)	(1.85)	—	—	—	0.00	19.29	(8.75)	186,776	0.42	(g)	1.24		14
2020	17.01	(0.07)		4.60	4.53	(0.40)	—	(0.40)	0.00	21.14	26.67	243,090	(0.33)		1.23		9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during all periods presented. For the years ended December 31, 2024 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, and 1.48%, (Class AAA and Class A), 2.18%, and 2.23%, (Class C), 1.18%, and 1.23% (Class I), respectively. For the six months ended June 30, 2025 and the years ended December 31, 2023, 2022, and 2020, the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2025, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, there was no material impact on the expense ratios.
(g)	In the year ended December 31, 2021, the Fund received income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.01 (Class AAA and Class A), $(0.12) (Class C), and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.07% (Class AAA and Class A), (0.67%) (Class C), 0.34% (Class I).

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. Gabelli Gold Fund, Inc. (the Fund) was incorporated on May 13, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on July 11, 1994.

The Fund’s primary objective is long term capital appreciation. The Fund may invest a high percentage of its assets in metals and mining sector of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Asia/Pacific Rim	$97,063,517	—	—	$97,063,517
Europe	35,585,250	—	—	35,585,250
North America	349,128,965	—	$0	349,128,965
South Africa	5,207,400	—	—	5,207,400
Warrants:
Metals and Mining
North America	—	$44,327	—	44,327
U.S. Government Obligations	—	3,661,282	—	3,661,282
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$486,985,132	$3,705,609	$0	$490,690,741

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$6,610,566
Return of capital	257,520
Total distributions paid	$6,868,086

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$237,471,255	$261,626,397	$(8,406,911)	$253,219,486

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $64,990,823 and $69,097,561, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Distributor retained a total of $11,674 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,151.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

in “Interest expense” in the Statement of Operations. At June 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 47 days of borrowings during the six months ended June 30, 2025 was $1,621,064 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the six months ended June 30, 2025 was $4,146,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the fiscal year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,113,853	$29,816,406	1,022,012	$20,302,561
Shares issued upon reinvestment of distributions	—	—	106,239	2,158,781
Shares redeemed	(1,089,829)	(29,396,435)	(2,216,602)	(44,204,835)
Net increase/(decrease)	24,024	$419,971	(1,088,351)	$(21,743,493)
Class A
Shares sold	155,051	$4,043,419	265,979	$5,323,558
Shares issued upon reinvestment of distributions	—	—	17,485	355,816
Shares redeemed	(131,862)	(3,508,476)	(385,547)	(7,766,048)
Net increase/(decrease)	23,189	$534,943	(102,083)	$(2,086,674)
Class C
Shares sold	64,802	$1,561,289	58,725	$1,100,553
Shares issued upon reinvestment of distributions	—	—	9,814	179,207
Shares redeemed	(75,000)	(1,799,536)	(215,781)	(3,826,811)
Net decrease	(10,198)	$(238,247)	(147,242)	$(2,547,051)
Class I
Shares sold	1,449,315	$40,191,501	2,179,415	$44,612,512
Shares issued upon reinvestment of distributions	—	—	181,444	3,779,481
Shares redeemed	(1,503,519)	(42,821,571)	(3,776,880)	(71,974,593)
Net decrease	(54,204)	$(2,630,070)	(1,416,021)	$(23,582,600)

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

Daniel E. Zucchi
President,
Daniel E. Zucchi Associates

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q225SAR

GABELLI FUNDS

GABELLI GOLD FUND, INC.

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Gold Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$20.17	$(0.00	)(b)	$11.17	$11.17	$—	$—	$—	$0.00	$31.34	55.38%	$164,547	(0.01	)%(e)	1.45	%(e)(f)	16%
2024	17.92	(0.01)		2.69	2.68	(0.41)	(0.02)	(0.43)	0.00	20.17	14.92	105,418	(0.07)		1.44	(f)	16
2023	16.80	0.05		1.27	1.32	(0.15)	(0.05)	(0.20)	0.00	17.92	7.84	113,158	0.31		1.55	(f)	14
2022	18.88	0.04		(2.12)	(2.08)	—	—	—	0.00	16.80	(11.02)	111,688	0.22		1.51		13
2021	20.74	0.03	(g)	(1.89)	(1.86)	—	—	—	0.00	18.88	(8.97)	139,019	0.16	(g)	1.49		14
2020	16.70	(0.12)		4.51	4.39	(0.35)	—	(0.35)	0.00	20.74	26.31	167,770	(0.59)		1.48		9
Class A
2025(d)	$20.20	$(0.00	)(b)	$11.19	$11.19	$—	$—	$—	$0.00	$31.39	55.40%	$30,969	(0.01	)%(e)	1.45	%(e)(f)	16%
2024	17.95	(0.01)		2.69	2.68	(0.41)	(0.02)	(0.43)	0.00	20.20	14.91	19,463	(0.07)		1.44	(f)	16
2023	16.83	0.05		1.27	1.32	(0.15)	(0.05)	(0.20)	0.00	17.95	7.83	19,126	0.31		1.55	(f)	14
2022	18.92	0.04		(2.13)	(2.09)	—	—	—	0.00	16.83	(11.05)	19,026	0.22		1.51		13
2021	20.78	0.03	(g)	(1.90)	(1.87)	—	—	—	0.00	18.92	(8.95)	21,519	0.16	(g)	1.49		14
2020	16.73	(0.12)		4.53	4.41	(0.36)	—	(0.36)	0.00	20.78	26.36	23,065	(0.58)		1.48		9
Class C
2025(d)	$18.13	$(0.09)		$10.02	$9.93	$—	$—	$—	$0.00	$28.06	54.77%	$17,901	(0.76	)%(e)	2.20	%(e)(f)	16%
2024	16.14	(0.14)		2.42	2.28	(0.28)	(0.01)	(0.29)	0.00	18.13	14.09	11,749	(0.81)		2.19	(f)	16
2023	15.15	(0.07)		1.14	1.07	(0.03)	(0.05)	(0.08)	0.00	16.14	7.03	12,838	(0.45)		2.30	(f)	14
2022	17.15	(0.08)		(1.92)	(2.00)	—	—	—	0.00	15.15	(11.66)	13,430	(0.53)		2.26		13
2021	18.99	(0.10	)(g)	(1.73)	(1.83)	—	—	—	0.00	17.15	(9.69)	16,929	(0.58	)(g)	2.24		14
2020	15.34	(0.25)		4.14	3.89	(0.24)	—	(0.24)	0.00	18.99	25.40	21,862	(1.33)		2.23		9
Class I
2025(d)	$20.68	$0.03		$11.45	$11.48	$—	$—	$—	$0.00	$32.16	55.51%	$275,681	0.25	%(e)	1.20	%(e)(f)	16%
2024	18.36	0.04		2.76	2.80	(0.46)	(0.02)	(0.48)	0.00	20.68	15.24	178,330	0.17		1.19	(f)	16
2023	17.21	0.10		1.30	1.40	(0.20)	(0.05)	(0.25)	0.00	18.36	8.09	184,385	0.57		1.30	(f)	14
2022	19.29	0.08		(2.16)	(2.08)	—	—	—	0.00	17.21	(10.78)	162,021	0.46		1.26		13
2021	21.14	0.08	(g)	(1.93)	(1.85)	—	—	—	0.00	19.29	(8.75)	186,776	0.42	(g)	1.24		14
2020	17.01	(0.07)		4.60	4.53	(0.40)	—	(0.40)	0.00	21.14	26.67	243,090	(0.33)		1.23		9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during all periods presented. For the years ended December 31, 2024 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, and 1.48%, (Class AAA and Class A), 2.18%, and 2.23%, (Class C), 1.18%, and 1.23% (Class I), respectively. For the six months ended June 30, 2025 and the years ended December 31, 2023, 2022, and 2020, the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2025, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, there was no material impact on the expense ratios.
(g)	In the year ended December 31, 2021, the Fund received income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.01 (Class AAA and Class A), $(0.12) (Class C), and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.07% (Class AAA and Class A), (0.67%) (Class C), 0.34% (Class I).

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$8,500
Werner J. Roeder	$9,000
Anthonie C. van Ekris	$8,500
Salvatore J. Zizza	$10,000
Daniel E. Zucchi	$8,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers, as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2024) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional precious metals equity funds, regardless of asset size or primary channel of distribution. The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one-, three-, and five-, and ten-year periods, as measured against Broadridge Performance Peer Group. Against the Adviser Performance Peer Group, the Board Members noted that the Fund’s performance was above the median for the one-, three-, and ten-year periods, and below the median for the five-year period.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an expense peer group prepared by the Adviser (the “Adviser Expense Peer Group”) and against an expense peer group prepared by Broadridge (the “Broadridge Expense Peer Group”) consisting of all retail and institutional precious metals equity funds, regardless of asset size or primary channel of distribution. The Board Members noted that the Fund’s advisory fee and total expense ratio were above the median when compared to those of the Expense Peer Groups.

The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Groups. The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2024. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Broadridge Expense Peer Group to assess whether the funds in the Broadridge Expense Peer Group had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Gold Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.